                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5450

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                       GLOBAL GOVERNMENTS VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

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                      Date of fiscal year end: December 31

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             Date of reporting period: July 1, 2008 - June 30, 2009

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05450
Reporting Period: 07/01/2008 - 06/30/2009
Global Governments Variable Account

===================== GLOBAL GOVERNMENTS VARIABLE ACCOUNT ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By (Signature and Title)  MARIA F. DWYER*
                          ---------------------------------------------
                          Maria F. Dwyer, Principal Executive Officer

Date:  August 26, 2009

*By (Signature and Title)  /s/ Susan S. Newton
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                           Susan S. Newton, as attorney-in-fact

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* Executed by Susan S. Newton on behalf of Maria F. Dwyer pursuant to a Power of Attorney dated October 27, 2008. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 42 filed with the SEC via EDGAR on June 25, 2009.